E&E ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
E&E ASSETS
Balance at beginning	$ 5,145,112
E&E expenditures:
Acquisition costs	25,000
Assays	293
Consulting	122,819
Field supplies and rentals	833
Field work	6,701
Geophysics	9,813
Government payments	3,364
Technical and assessment reports	22,956
Travel	2,367
Write-off of E&E assets	(770,774)
Total E&E expenditures	(576,628)
Balance at ending	4,568,484	$ 5,145,112
Stockade Mountain
E&E ASSETS
Balance at beginning	2,433,951
E&E expenditures:
Acquisition costs	25,000
Assays	293
Consulting	37,965
Field supplies and rentals	43
Field work	6,701
Geophysics	5,650
Government payments	3,364
Technical and assessment reports	22,431
Travel	473
Write-off of E&E assets	0
Total E&E expenditures	101,920
Balance at ending	2,535,871	2,433,951
Lone Mountain
E&E ASSETS
Balance at beginning	1,941,225
E&E expenditures:
Acquisition costs	0
Assays	0
Consulting	84,104
Field supplies and rentals	790
Field work	0
Geophysics	4,163
Government payments	0
Technical and assessment reports	525
Travel	1,806
Write-off of E&E assets	0
Total E&E expenditures	91,388
Balance at ending	2,032,613	1,941,225
Kelly Creek
E&E ASSETS
Balance at beginning	769,936
E&E expenditures:
Acquisition costs	0
Assays	0
Consulting	0
Field supplies and rentals	0
Field work	0
Geophysics	0
Government payments	0
Technical and assessment reports	0
Travel	0
Write-off of E&E assets	(769,936)	0
Total E&E expenditures	(769,936)
Balance at ending	0	769,936
Fourmile Basin
E&E ASSETS
Balance at beginning	0
E&E expenditures:
Acquisition costs	0
Assays	0
Consulting	750
Field supplies and rentals	0
Field work	0
Geophysics	0
Government payments	0
Technical and assessment reports	0
Travel	88
Write-off of E&E assets	(838)
Total E&E expenditures	0
Balance at ending	$ 0	$ 0